Quarterly And Other Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data [Abstract]
Schedule Of Quarterly Financial Information

	2013				2012
	1st	2nd	3rd	4th	1st	2nd	3rd	4th
Operating Results
Net sales	$1,396	$1,497	$1,517	$1,817	$1,387	$1,537	$1,580	$1,765
Costs of sales	703	747	752	916	690	771	760	854
Gross margin	693	750	765	901	697	766	820	911
Selling, general and administrative expenses	325	339	319	347	351	371	370	380
Research and development expenditures	187	195	183	196	188	198	192	212
Other charges	7	13	17	34	6	7	6	(7)
Operating earnings	174	203	246	324	152	190	252	326
Earnings from continuing operations*	157	223	261	292	110	129	156	275
Net earnings*	192	258	307	342	157	182	206	336
Per Share Data (in dollars)
Earnings from Continuing operations*:
Basic earnings per common share	$0.57	$0.83	$1.00	$1.13	$0.35	$0.44	$0.55	$0.98
Diluted earnings per common share	0.56	0.81	0.98	1.12	0.35	0.44	0.54	0.97
Net earnings*:
Basic earnings per common share	$0.70	$0.96	$1.17	$1.33	$0.50	$0.63	$0.73	$1.20
Diluted earnings per common share	0.68	0.94	1.16	1.31	0.49	0.61	0.72	1.18
Dividends declared	$0.26	$0.26	$0.31	$0.31	$0.22	$0.22	$0.26	$0.26
Dividends paid	0.26	0.26	0.26	0.31	0.22	0.22	0.22	0.26
Stock prices
High	$64.03	$64.69	$60.39	$67.50	$51.76	$51.46	$51.79	$55.68
Low	$55.94	$55.50	$54.01	$59.38	$44.94	$46.73	$45.18	$49.77
* Amounts attributable to Motorola Solutions, Inc. common shareholders.